CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Jan. 01, 2023	Jan. 02, 2022
Current assets
Cash and cash equivalents		$ 227,442	$ 166,542
Short-term securities		76,000	0
Restricted short-term marketable securities		968	1,079
Accounts receivable, net	[1]	54,301	39,730
Inventories		303,230	212,820
Advances to suppliers, current	[1]	2,137	51,045
Prepaid expenses and other current assets	[1]	126,971	61,904
Total current assets		791,049	533,120
Property, plant and equipment, net		380,468	386,630
Operating lease right of use assets		17,844	15,397
Intangible assets, net		291	420
Advances to suppliers, non current	[1]	0	716
Deferred tax assets		10,348	5,183
Other long-term assets	[1]	60,418	115,077
Total assets		1,260,418	1,056,543
Current liabilities
Accounts payable	[1]	247,870	270,475
Accrued liabilities	[1]	135,157	78,680
Contract liabilities, current portion	[1]	139,267	44,059
Short-term debt		50,526	25,355
Operating lease liabilities, current portion		3,412	2,467
Total current liabilities		576,232	421,036
Long-term debt		1,649	213
Contract liabilities, net of current portion	[1]	161,678	58,994
Operating lease liabilities, net of current portion		15,603	13,464
Convertible debt	[1]	378,610	145,772
Deferred tax liabilities		14,913	1,150
Other long-term liabilities	[1]	63,663	61,039
Total liabilities		1,212,348	701,668
Commitments and contingencies (Note 9)
Equity
Common stock, no par value (45,033,027 and 44,246,603 issued and outstanding as of January 1, 2023 and January 2, 2022, respectively)		0	0
Additional paid-in capital		584,808	624,261
Accumulated deficit		(520,263)	(262,961)
Accumulated other comprehensive loss		(22,108)	(11,844)
Equity attributable to the Company		42,437	349,456
Noncontrolling interests		5,633	5,419
Total equity		48,070	354,875
Total liabilities and equity		$ 1,260,418	$ 1,056,543
Common stock, shares issued (in shares)		45,033,027	45,033,027
Common stock, shares outstanding (in shares)		44,246,603	44,246,603

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).